Label	Element	Value
Angel Oak UltraShort Income ETF | First American Government Obligations Fund - Class U
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Angel Oak UltraShort Income ETF | Federal Home Loan Mortgage Corp., Series KF173, Class AS
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Angel Oak UltraShort Income ETF | Federal Home Loan Mortgage Corp., Series K-F102, Class AS
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Angel Oak UltraShort Income ETF | Federal Home Loan Mortgage Corp., Series KF99, Class AS
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Angel Oak UltraShort Income ETF | Federal Home Loan Mortgage Corp., Series K-F120, Class AS
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Angel Oak UltraShort Income ETF | Federal Home Loan Mortgage Corp., Series KF172, Class AS
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Angel Oak UltraShort Income ETF | Federal Home Loan Mortgage Corp., Series KF170, Class AS
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Angel Oak UltraShort Income ETF | Federal Home Loan Mortgage Corp., Series KF-127, Class AS
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Angel Oak UltraShort Income ETF | Federal Home Loan Mortgage Corp., Series KF134, Class AS
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Angel Oak UltraShort Income ETF | Steele Creek CLO Ltd., Series 2019-1A, Class BRR
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Angel Oak UltraShort Income ETF | AAA
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	27.00%
Angel Oak UltraShort Income ETF | AA
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	34.20%
Angel Oak UltraShort Income ETF | A
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.20%
Angel Oak UltraShort Income ETF | BBB
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.30%
Angel Oak UltraShort Income ETF | BB
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Angel Oak UltraShort Income ETF | B
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Angel Oak UltraShort Income ETF | NR
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Angel Oak UltraShort Income ETF | Commercial Mortgage-Backed Securities - U.S. Government Agency
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.40%
Angel Oak UltraShort Income ETF | Corporate Obligations
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.40%
Angel Oak UltraShort Income ETF | Asset-Backed Securities
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	21.40%
Angel Oak UltraShort Income ETF | Collateralized Loan Obligations
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.40%
Angel Oak UltraShort Income ETF | Residential Mortgage-Backed Securities
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.00%
Angel Oak UltraShort Income ETF | Money Market Funds
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Angel Oak UltraShort Income ETF | Commercial Mortgage-Backed Securities
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Angel Oak UltraShort Income ETF | Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Angel Oak UltraShort Income ETF | Cash & Other_
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)